                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05597

              Morgan Stanley Municipal Income Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                      COUPON   MATURITY
THOUSANDS                                                                       RATE      DATE        VALUE
---------                                                                      ------   --------   -----------
            TAX-EXEMPT MUNICIPAL BONDS (96.5%)
            General Obligation (1.6%)
  $ 1,000   Bolingbrook, Illinois, Sales Tax Revenue                             0.00%  01/01/24   $   908,340
    1,500   Bucks County, Pennsylvania, Industrial Development Authority        6.125   01/01/25     1,560,870
               Ann's Choice Inc Ser A
  -------                                                                                          -----------
    2,500                                                                                            2,469,210
  -------                                                                                          -----------
            Educational Facilities Revenue  (4.3%)
    1,100   ABAG Finance Authority for Nonprofit Corporations, California,       7.50   05/01/11     1,127,863
               National Center for International Schools COPs
      500   San Diego County, California, The Burnham Institute COPs             6.25   09/01/29       548,215
    1,000   Bellalago Educational Facilities Benefits District, Florida,         5.80   05/01/34     1,032,810
               Bellalago Charter School Ser 2004 B
      500   Illinois Finance Authority, Fullerton Village Student Housing       5.125   06/01/35       507,355
               Ser 2004 A
      500   Maryland Industrial Development Financing Authority, Our Lady        6.00   05/01/35       524,940
               of Good Counsel High School Ser 2005 A
    1,000   Westchester County Industrial Development Agency, New York,         5.375   08/01/24     1,052,140
               Guiding Eyes for The Blind Inc Ser 2004
    2,000   Chattanooga Health Educational & Housing Facilities Board,          5.125   10/01/35     2,010,440
               Tennessee, Student Housing Refg Ser 2005 A
  -------                                                                                          -----------
    6,600                                                                                            6,803,763
  -------                                                                                          -----------
            Hospital Revenue  (13.4%)
    1,000   Colbert County - Northwest Health Care Authority, Alabama,           5.75   06/01/27     1,034,760
               Helen Keller Hospital Ser 2003
    2,000   Baxter County, Arkansas, Baxter County Regional Hospital            5.625   09/01/28     2,054,300
               Impr & Refg Ser 1999 B
    2,000   Hawaii Department of Budget & Finance, Kuakini Health 2002 Ser A    6.375   07/01/32     2,162,940
    1,000   Indiana Health Facility Financing Authority, Riverview Hospital     6.125   08/01/31     1,076,970
               Ser 2002
      600   Gaylord Hospital Financing Authority, Michigan, Otsego Memorial      6.50   01/01/37       622,290
               Hospital Ser 2004
    1,500   St Paul, Housing & Redevelopment Authority, Minnesota,               6.00   11/15/35     1,625,715
               HealthEast Ser 2005
    2,335   Henderson, Nevada, Catholic Health West 1998 Ser A                  5.375   07/01/26     2,395,056
    1,500   New Hampshire Higher Educational & Health Facilities Authority,      6.00   05/01/28     1,537,605
               Littleton Hospital Assn Ser 1998 A
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan       7.25   07/01/27     2,051,200
               Bay Medical Center Ser 1994

      955   Nassau County Industrial Development Agency, New York, North        5.875   11/01/11     1,014,067
               Shore Health Ser B
    1,000   Monroe County Hospital Authority, Pennsylvania, Pocono Medical       6.00   01/01/43     1,071,640
               Center Ser 2003
    2,000   South Carolina Jobs - Economic Development Authority, Palmetto      6.875   08/01/27     2,373,288
               Health Alliance Refg Ser 2003 C
    1,000   Knox County Health, Educational & Housing Facility Board,            6.50   04/15/31     1,066,860
               Tennessee, Baptist Health of East Tennessee Ser 2002
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health             7.125   09/01/34     1,089,670
               Ser 2004 A
  -------                                                                                          -----------
   19,890                                                                                           21,176,361
  -------                                                                                          -----------
            Industrial Development/Pollution Control Revenue  (11.7%)
      260   Metropolitan Washington Airports Authority, District of Columbia   10.125   09/01/11       260,390
               & Virginia, CaterAir International Corp Ser 1991 (AMT) ++
    1,500   Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                     6.00   06/01/27     1,520,970
            New York City Industrial Development Agency, New York,
    2,000      7 World Trade Center LLC Ser 2005 A                               6.50   03/01/35     2,108,460
    2,000      American Airlines Inc Ser 2005 (AMT)                              7.75   08/01/31     2,162,520
      250   New York Counties Tobacco Trust IV, New York, Ser 2005 A             5.00   06/01/45       243,893
    1,500   Tsasc Inc, New York, Ser 1                                          5.125   06/01/42     1,490,085
      380   Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass      10.25   12/01/08       380,228
               Container Corp Ser 1989 B (AMT)
    2,920   Carbon County Industrial Development Authority, Pennsylvania,        6.65   05/01/10     3,084,980
               Panther Creek Partners Refg 2000 Ser (AMT)
    1,000   Pennsylvania Economic Development Financing Authority, Reliant       6.75   12/01/36     1,066,700
               Energy Inc Ser 2001 A (AMT)
    1,225   Lexington County, South Carolina, Ellett Brothers Inc Refg Ser       7.50   09/01/08     1,213,926
               1988
    1,000   Brazos River Authority, Texas, Texas Utilities Electric Co Refg      7.70   04/01/33     1,172,870
               Ser 1999 A (AMT)
    1,000   Chesterfield County Industrial Development Authority, Virginia,      5.50   10/01/09     1,021,790
               Virginia Electric & Power Co Ser 1985
    2,700   Pittsylvania County Industrial Development Authority, Virginia,      7.45   01/01/09     2,748,114
               Multi-Trade Pittsylvania County Ser 1994 A (AMT)
  -------                                                                                          -----------
   17,735                                                                                           18,474,926
  -------                                                                                          -----------
            Mortgage Revenue - Multi-Family  (7.2%)
            Washington County Housing & Redevelopment Authority, Minnesota,
    3,885      Courtly Park Ser 1989 A                                           9.75   06/15/19     3,034,690
    1,165      Courtly Park Ser 1989 A (AMT)                                    10.25   06/15/19       910,121
   24,080      Courtly Park Ser 1989 B                                           0.00   06/15/19       503,753
    8,678      Courtly Park Ser 1989 B (AMT)                                     0.00   06/15/19       181,541
            White Bear Lake, Minnesota,
    3,715      White Bear Woods Apts Phase II Refg 1989 Ser A                    9.75   06/15/19     3,209,983
   19,771      White Bear Woods Apts Phase II Refg 1989 Ser B                    0.00   06/15/19       413,618
    3,000   Brookhaven Industrial Development Agency, New York,                 6.375   12/01/37     3,080,520
               Woodcrest Estates Ser 1998 A (AMT)
  -------                                                                                          -----------
   64,294                                                                                           11,334,226
  -------                                                                                          -----------

          Mortgage Revenue - Single Family (5.6%)
          Colorado Housing & Finance Authority,
     115     1996 Ser B (AMT)                                                   7.65  11/01/26       116,481
     575     Ser 1998 D-2 (AMT)                                                 6.35  11/01/29       586,972
  20,050  New Hampshire Housing Finance Authority, Residential 1983 Ser B       0.00  01/01/15     8,095,388
--------                                                                                        ------------
  20,740                                                                                           8,798,841
--------                                                                                        ------------
          Nursing & Health Related Facilities Revenue (11.5%)
             Escambia County, Florida,
   4,885     Pensacola Care Development Centers Ser 1989                       10.25  07/01/11     4,947,186
   1,125     Pensacola Care Development Centers Ser 1989 A                     10.25  07/01/11     1,139,321
   1,000  Orange County Health Facilities Authority, Florida, Westminister      6.75  04/01/34     1,036,280
             Community Care Services Inc Ser 1999
   1,000  Pinellas County Health Facilities Authority, Florida, Oaks of         6.25  06/01/34     1,064,460
             Clearwater Ser 2004
   1,925  Iowa Health Facilities Development Financing Authority, Care          9.25  07/01/25     2,313,157
             Initiatives Ser 1996
     515  Kentucky Economic Development Financing Authority,                    6.50# 01/01/29       519,769
             AHF/Kentucky-Iowa Inc Ser 2003
   1,000  Westside Habilitation Center, Louisiana, Intermediate Care Facility  8.375  10/01/13     1,003,750
             for the Mentally Retarded Refg Ser 1993
   1,725  Massachusetts Development Finance Agency, New England                5.875  11/01/18     1,763,588
             Center for Children Ser 1998
   1,000  Massachusetts Health & Educational Facilities Authority, The         6.125  07/01/29     1,017,630
             Learning Center for Deaf Children Ser C
   1,000  St Louis County Industrial Development Authority, Missouri,          6.625  11/15/35     1,038,340
             Pediatric Rehabilitation Center Ser 2003 A
     780  Mount Vernon Industrial Development Agency, New York,                 6.00  06/01/09       797,706
             Meadowview at the Wartburg Ser 1999
   1,500  Suffolk County, New York, Industrial Development Agency              6.375  01/01/39     1,511,370
             Medford Hamlet Assisted Living Project
--------                                                                                        ------------
  17,455                                                                                          18,152,557
--------                                                                                        ------------
          Recreational Facilities Revenue (4.6%)
   2,000  Sacramento Financing Authority, California, Convention Center         6.25  01/01/30     2,083,720
             Hotel 1999 Ser A
   1,000  San Diego County, California, San Diego Natural History Museum        5.70  02/01/28       982,520
             COPs
          Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010     Special 1996 Ser A (a)                                             6.40  09/01/11     1,042,249
   1,000     Special 1997 Ser B (a)                                             5.75  09/01/27     1,031,470
   2,000  Austin Convention Enterprises Inc, Texas, Convention Center Hotel     6.70  01/01/32     2,115,820
             Ser 2000 A
--------                                                                                        ------------
   7,010                                                                                           7,255,779
--------                                                                                        ------------

          Retirement & Life Care Facilities Revenue (18.8%)
     500  Orange County Health Facilities Authority, Florida, Orlando           5.70  07/01/26       508,610
             Lutheran Towers Inc Ser 2005

   1,000  St Johns County Industrial Development Authority, Florida,            8.00  01/01/30     1,076,030
             Glenmoor Ser 1999 A
   1,000  Illinois Finance Authority, Landing at Plymouth Ser 2005 A            6.00  05/15/37     1,008,860
   1,000  Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A          8.00  11/15/33     1,162,970
   1,500  Lenexa, Kansas, Lakeview Village - Southridge Ser 2002 C             6.875  05/15/32     1,626,090
   1,500  Maryland Health & Higher Educational Facilities Authority, Mercy      6.00  04/01/35     1,585,455
             Ridge 2003 Ser A
   1,500  Massachusetts Development Finance Agency, Loomis                      5.75  07/01/23     1,513,230
             Communities Ser 1999 A
   1,500  Kansas City Industrial Development Agency, Missouri, Bishop           6.50  01/01/35     1,579,110
             Spencer 2004 Ser A
          New Jersey Economic Development Authority,
   1,000     Cedar Crest Village Inc Ser 2001 A                                 7.25  11/15/31     1,086,810
   1,000     Franciscan Oaks Ser 1997                                           5.70  10/01/17     1,018,530
     730     Lions Gate Ser 2005 A                                             5.875  01/01/37       750,345
   1,000     The Presbyterian Home at Montgomery Ser 2001 A                    6.375  11/01/31     1,046,820
   2,000     United Methodist Homes of New Jersey Ser 1998                     5.125  07/01/25     2,004,880
   3,250  Suffolk County Industrial Development Agency, New York,               7.25  11/01/28     3,517,864
             Jefferson's Ferry Ser 1999
   1,000  North Carolina Medical Care Commission, Given Estate Ser 2003 A       6.50  07/01/32     1,072,620
   1,000  Chester County Health & Education Facilities Authority,              7.625  07/01/34     1,139,780
             Pennsylvania, Jenner's Pond Inc Ser 2002
   1,000  Montgomery County Industry Development Authorty, Pennsylvania,        6.25  02/01/35     1,052,290
             Whitemarsh Community Ser 2005
     750  Shelby County Health, Educational & Housing Facilities Board,         7.25  12/01/34       779,033
             Tennessee, Village at Germantown Ser 2003 A
   1,000  Houston Health Facilities Authority, Texas, Buckingham Senior        7.125  02/15/34     1,101,560
             Living Community Ser 2004 A
   1,000  Lubbock, Texas, Health Facilities Development Corporation 1st         6.50  07/01/26       992,090
             Mortgage Carillon Project A
   2,100  Vermont Economic Development Authority, Wake Robin Corp Ser           6.75  03/01/29     2,205,021
             1999 A
   1,000  Peninsula Ports Authority of Virginia, Virginia Baptist Homes Ser    7.375  12/01/32     1,116,400
             2003 A
   1,000  Virginia Beach Development Authority, Virginia, Westminister-         5.25  11/01/26     1,015,470
             Canterbury Refg Ser 2005 A
--------                                                                                        ------------
  28,330                                                                                          29,959,868
--------                                                                                        ------------

          Tax Allocation Revenue  (16.0%)
     500  Carlsbad Assessment District No 2002-2001, California, Poinsettia     5.20  09/02/35       502,820
             Lane East Ser 2005 A
   1,000  San Marcos Community Facilities District # 2002-01, California,       5.95  09/01/35     1,050,240
             University Commons Ser 2004
   1,000  Santa Ana, Unified School District Community Facilities               5.10  09/01/35     1,002,160
             District #2004-1, California, Central Park Ser 2005
   2,000  Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A       7.35  09/01/31     2,129,340
   2,000  Northwest, Colorado, Metropolitan District #3                         6.25  12/01/35     2,063,880
   1,000  Southlands Metropolitan District #1, Colorado, Ser 2004              7.125  12/01/34     1,093,890

   2,000  Beacon Lakes, Community Development District, Florida,                6.90  05/01/35     2,118,060
             Ser 2003 A
   1,000  Midtown Miami Community Development District, Florida, Ser 2004 A     6.25  05/01/37     1,066,030
   1,000  Renaissance Commons Community Development District, Florida,          5.60  05/01/36     1,019,670
             Special Assessment Ser A
   2,000  Atlanta, Georgia, Eastside Ser 2005 B                                 5.60  01/01/30     2,071,480
   2,000  Chicago, Illinois, Lake Shore East Ser 2002                           6.75  12/01/32     2,174,480
     725  Lincolnshire, Illinois, Service Area #1 Sedgebrook Ser 2004           6.25  03/01/34       774,220
   2,000  Des Peres, Missouri, West County Center Ser 2002                      5.75  04/15/20     2,055,380
   4,000  Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A Refg        7.00  10/01/21     4,295,760
   1,980  Las Vegas District # 808, Nevada, Summerlin Ser 2001                  6.75  06/01/21     2,052,310
--------                                                                                        ------------
  24,205                                                                                          25,469,720
--------                                                                                        ------------

          Transportation Facilities Revenue  (1.8%)
   1,650  Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg             5.85  10/01/13     1,765,682
             Ser 1993 A (Ambac)
   1,000  Nevada Department of Business & Industry, Las Vegas Monorail         7.375  01/01/40     1,047,870
             2nd Tier Ser 2000
--------                                                                                        ------------
   2,650                                                                                           2,813,552
--------                                                                                        ------------
 211,409  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $158,856,051)                                   152,708,803
--------                                                                                        ------------

          CONVERTIBLE BOND (b) (c) (0.4%)
          Airlines
     633  UAL Corp. (Cost $633,080)                                             5.00  01/25/21       633,080
--------                                                                                        ------------

          SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.4%)
   1,200  Orange County Sanitation District, California, Ser 2000 B COPs        2.90* 08/01/30     1,200,000
             (Demand 03/01/06)
   1,000  Bell County Health Facilities Development Corporation, Texas, Scott   3.01* 08/15/29     1,000,000
             and White Memorial Hospital Ser 2001-1 (MBIA) (Demand 3/01/06)
--------                                                                                        ------------
   2,200  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,200,000)                      2,200,000
--------                                                                                        ------------
$214,242  TOTAL INVESTMENTS (Cost $161,689,131) (d)                             98.3%            155,541,883
========

          OTHER ASSETS IN EXCESS OF LIABILITIES                                  1.7               2,626,549
                                                                               -----            ------------
          NET ASSETS                                                           100.0%           $158,168,432
                                                                               =====            ============

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

*    Current coupon of variable rate demand obligation.

++   Joint exemption in locations shown.

#    Currently a 6.50% coupon; increases to 8.00% on January 1, 2009.

(a)  Resale is restricted to qualified institutional investors.

(b)  Taxable convertible bond issued in reorganization.

(c) A security with a total market value equal to $633,080 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,876,968 and the aggregate gross unrealized depreciation is $14,024,216, resulting in net unrealized depreciation of $6,147,248.

Bond Insurance:
---------------
Ambac   Ambac Assurance Corporation.

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments
                                February 28, 2006

Alabama                                                 0.7%
Arkansas                                                1.3
California                                              5.5
Colorado                                                3.8
Connecticut                                             1.3
District of Columbia                                    0.2
Florida                                                10.8
Georgia                                                 1.3
Hawaii                                                  2.1
Illinois                                                3.9
Indiana                                                 0.7
Iowa                                                    2.5
Kansas                                                  1.0
Kentucky                                                0.3
Louisiana                                               0.6
Maryland                                                1.4
Massachusetts                                           2.8
Michigan                                                0.4
Minnesota                                               6.4
Missouri                                                5.8
Nevada                                                  3.5
New Hampshire                                           6.2
New Jersey                                              5.1
New York                                               10.9
North Carolina                                          0.7
Ohio                                                    0.2
Pennsylvania                                            5.8
South Carolina                                          2.3
Tennessee                                               2.5
Texas                                                   4.8
Vermont                                                 1.4
Virginia                                                4.0
Joint exemption*                                       (0.2)
                                                      -----
Total                                                 100.0%
                                                      =====

----------
*    Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006


/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2006


                                        3